UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.4%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 968,300
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	472,210
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	687,399
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
2,190	Total Alabama			2,127,909
	Arizona – 0.5%
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	478,035
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
	California – 18.9%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A+	3,026,624
	1997A, 0.000%, 9/01/22 – NPFG Insured
500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	423,315
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,244,520
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	1,183,999
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	1,114,929
460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	426,213
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	Baa1	208,455
	4.800%, 8/01/37 (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,502,050
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	376,886
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	755,580
	Health System, Series 2005A, 5.000%, 7/01/39
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,673,970
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	748,370
	Bonds, Series 2007A-1, 5.750%, 6/01/47
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	489,785
	Series 2003H, 6.375%, 10/01/33
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	231,220
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	346,032
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	244,900
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	389,555
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	No Opt. Call	A	1,057,940
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
21,990	Total California			16,444,343
	Colorado – 3.8%
660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	661,379
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	873,970
	Society, Series 2005, 5.000%, 6/01/35
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA+	1,052,170
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
520	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	555,916
	Utilities, Series 2008, 6.125%, 11/15/23
250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	193,493
	2007, 5.250%, 12/01/34 – RAAI Insured
3,430	Total Colorado			3,336,928
	Connecticut – 2.0%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/11 at 100.00	BBB	1,484,736
260	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/12 at 100.00	BBB	260,692
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,740	Total Connecticut			1,745,428
	Florida – 4.7%
110	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/11 at 100.00	N/R	105,052
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB	521,005
	University, Refunding Series 2011, 6.375%, 4/01/31
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/11 at 100.00	BB+	1,255,250
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	12/11 at 100.00	BB+	602,520
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)
640	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA+	637,728
	5.000%, 10/01/35 – AGM Insured
500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA+	503,380
	5.375%, 10/01/40
645	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	487,891
	5.400%, 5/01/37
4,245	Total Florida			4,112,826
	Georgia – 0.9%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA+	515,665
	AGM Insured
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	294,171
800	Total Georgia			809,836
	Illinois – 10.4%
740	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/12 at 100.00	N/R	741,251
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	10/11 at 100.00	BBB–	1,499,970
	Series 1993C-2, 5.950%, 8/15/26
500	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	536,765
	Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA+	1,029,160
	Trust 1098, 19.002%, 8/15/15 – AGC Insured (IF) (5)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	242,133
	5.125%, 5/15/35
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	No Opt. Call	A2	265,905
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	522,125
	2009, 7.000%, 8/15/44
250	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	254,048
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	625,332
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	1,006,470
	Series 2002, 5.500%, 1/01/22
250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	B–	176,230
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 – FGIC Insured	11/15 at 100.00	BBB	1,346,499
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	826,328
	2010, 6.000%, 6/01/28
8,945	Total Illinois			9,072,216
	Indiana – 4.0%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	527,520
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	Baa1 (4)	2,133,280
	Series 2002, 6.125%, 8/01/31 (Pre-refunded 8/01/12)
250	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments,	7/20 at 100.00	A+	248,288
	Series 2010A, 6.000%, 7/01/40
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	531,980
	2011, 8.000%, 9/01/41
3,275	Total Indiana			3,441,068
	Iowa – 0.9%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	824,454
	Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26
	Kansas – 0.5%
500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	464,825
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 2.8%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	514,145
	Medical Health System, Series 2010A, 6.500%, 3/01/45
440	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	437,884
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	A–	1,509,165
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
2,440	Total Kentucky			2,461,194
	Louisiana – 1.7%
500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority,	1/19 at 100.00	AA+	520,635
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
80	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	91,630
750	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	859,028
1,330	Total Louisiana			1,471,293
	Maryland – 2.5%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	986,250
	Facilities Project, Series 2010A, 5.750%, 6/01/35
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/11 at 100.00	N/R	1,002,170
	7.400%, 9/01/19 (Alternative Minimum Tax)
210	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	197,150
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,210	Total Maryland			2,185,570
	Massachusetts – 0.5%
155	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/11 at 100.00	A–	155,440
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/11 at 100.00	A–	270,076
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
425	Total Massachusetts			425,516
	Michigan – 2.4%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	1,043,700
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B, 6.450%,
	4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	No Opt. Call	Aa3	1,010,090
	2011-II-A, 5.375%, 10/15/36
2,000	Total Michigan			2,053,790
	Mississippi – 0.6%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	500,650
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 6.1%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	268,575
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,037,129
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	517,655
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	519,890
	Series 2011A, 5.250%, 10/01/20
5,715	Total Missouri			5,343,249
	Montana – 1.4%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/12 at 100.00	B+	1,204,848
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.6%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding	5/21 at 100.00	Aa3	410,392
	Series 2011, 5.050%, 9/01/30
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,022,580
	5.900%, 11/01/27 (Alternative Minimum Tax)
1,400	Total Nebraska			1,432,972
	New Jersey – 0.4%
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	344,940
	Series 2007-1A, 4.750%, 6/01/34
	New York – 5.0%
630	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	644,081
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,076,290
	2003A, 5.500%, 7/01/15 – RAAI Insured
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	269,041
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,245	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/12 at 100.50	N/R	2,327,100
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
4,140	Total New York			4,316,512
	North Dakota – 0.5%
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	324,270
	6.250%, 11/01/31
	Ohio – 2.0%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	384,925
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	860,740
	Project, Series 2006, 5.250%, 8/15/46
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	491,650
	Refunding & improvement Series 2010, 6.375%, 4/01/30
2,020	Total Ohio			1,737,315
	Pennsylvania – 0.5%
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	469,163
	Ministries Project, Series 2009, 6.125%, 1/01/29
	Puerto Rico – 0.8%
640	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	670,618
	2009A, 6.000%, 8/01/42
	Rhode Island – 1.1%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	944,000
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 3.8%
1,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA	1,609,485
	2002, 5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (3)	615,263
	1/01/19 – FGIC Insured (ETM)
1,105	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,106,193
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
3,080	Total South Carolina			3,330,941
	Tennessee – 3.5%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	1,039,650
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	399,206
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	665,344
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	905,700
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	37,445
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6) (7)
3,500	Total Tennessee			3,047,345
	Texas – 10.8%
25	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	CC	24,610
	Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,205,340
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A–	2,007,380
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
350	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation,	5/21 at 100.00	BBB	367,007
	Inc., Series 2011A, 6.500%, 5/15/31
1,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A3	1,035,580
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 2903:
150	17.778%, 1/01/30 (IF)	1/18 at 100.00	A3	173,091
850	17.681%, 1/01/38 (IF)	1/18 at 100.00	A3	959,693
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C,	9/31 at 100.00	AA	103,478
	0.000%, 9/01/43
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A	277,838
	2007, 5.500%, 8/01/27
405	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	428,130
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	821,444
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	423,510
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
1,000	6.250%, 6/01/25 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	1,049,210
50	6.250%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	52,461
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	476,380
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
10,070	Total Texas			9,405,152
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	442,948
	Series 2009A, 6.750%, 10/01/37
	Virginia – 2.9%
1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue	11/14 at 100.00	A3	1,022,819
	Bonds, Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,503,434
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
2,500	Total Virginia			2,526,253
	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	402,084
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 2.6%
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	233,019
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	1,002,469
	Series 2001, 6.250%, 10/01/21
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A+	1,014,229
	Series 2011A, 5.500%, 5/01/31
2,250	Total Wisconsin			2,249,717
$ 97,050	Total Investments (cost $87,971,625) – 103.5%			90,148,208
	Floating Rate Obligations – (3.8)%			(3,335,000)
	Other Assets Less Liabilities – 0.3%			301,000
	Net Assets – 100%			$ 87,114,208

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$90,110,763	$37,445	$90,148,208

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 26,021
Gains (losses):
Net realized gains (losses)	(18,646)
Net change in unrealized appreciation (depreciation)	30,070
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$ 37,445

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $84,474,879.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 4,220,401
Depreciation	(1,882,877)
Net unrealized appreciation (depreciation) of investments	$ 2,337,524

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011